PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund Expense Example - PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund - PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund
Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	104
Expense Example, with Redemption, 5 Years	190
Expense Example, with Redemption, 10 Years	$ 444